Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020		Sep. 30, 2019
Segment Reporting Information [Line Items]
Total		¥ 81,673	¥ 127,657	¥ 261,181		¥ 205,377
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(4,965)	7,043	612		19,837
Realized gain on investments in equity securities held for operating purposes		124	1,254	809		1,330
Equity in earnings of affiliates		5,251	8,009	11,860		16,274
Corporate items		(16,005)	(4,635)	29,085	[1]	(3,244)	[1]
Other	[2],[3]	(2,434)	81,758	(2,979)		90,685
Total		¥ (18,029)	¥ 93,429	¥ 39,387		¥ 124,882

[1]	The income before income taxes for the six months ended September 30, 2020 includes a gain of ¥ 71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.
[2]	Includes the impact of Nomura’s own creditworthiness.
[3]	The income before income taxes for the six months and three months ended September 30, 2019 includes gain of ¥73,293 million from the sale of Nomura Research Institute, Ltd. ordinary shares.